Note 19 - Financial Instruments (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value		$ 112
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	$ 182
Interest Rate Swap [Member]
Derivative Assets (Liabilities), at Fair Value, Net, Total	$ 9,712	$ 1,051